Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	24
30/360 Days	30
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		February 11, 2012
Closing Date:		March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

		Beginning of Period		Ending of Period		Change
		Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes		$-	-	$-	-	$-
Class A-2 Notes		$-	-	$-	-	$-
Class A-3 Notes		$193,197,762.45	0.4293284	$168,143,553.48	0.3736523	$25,054,208.97
Class A-4 Notes		$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes		$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes		$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes		$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities		$453,657,762.45	0.3349363	$428,603,553.48	0.3164387	$25,054,208.97

Weighted Avg. Coupon (WAC)		4.72%		4.75%
Weighted Avg. Remaining Maturity (WARM)		34.25		33.54
Pool Receivables Balance		$489,632,102.05		$463,969,024.19
Remaining Number of Receivables		49,209		48,128

Adjusted Pool Balance		$480,951,725.13		$455,897,516.16

III. COLLECTIONS

Principal:
Principal Collections	$25,007,664.79
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$430,748.89
Total Principal Collections	$25,438,413.68

Interest:
Interest Collections	$1,906,051.07
Late Fees & Other Charges	$55,744.50
Interest on Repurchase Principal	$-
Total Interest Collections	$1,961,795.57

Collection Account Interest	$236.92
Reserve Account Interest	$65.64
Servicer Advances	$-

Total Collections	$27,400,511.81

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	24
30/360 Days	30
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections					$27,400,511.81
Reserve Account Release					$-
Total Available for Distribution					$27,400,511.81

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$408,026.75	$-	$408,026.75	$408,026.75
Collection Account Interest					$236.92
Late Fees & Other Charges					$55,744.50
Total due to Servicer					$464,008.17

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$115,918.66		$115,918.66
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$248,111.16		$248,111.16	$248,111.16

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$26,524,747.56

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$25,054,208.97

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$25,054,208.97
Class A-4 Notes				$-
Class A Notes Total:		$25,054,208.97		$25,054,208.97
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$25,054,208.97		$25,054,208.97

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,470,538.59

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$8,680,376.92
Beginning Period Amount	$8,680,376.92
Current Period Amortization	$608,868.89
Ending Period Required Amount	$8,071,508.03
Ending Period Amount	$8,071,508.03
Next Distribution Date Amount	$7,496,400.68

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		5.67%	5.99%	5.99%

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	24
30/360 Days	30
Actual/360 Days	27

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.81%	47,553	98.24%	$455,797,672.82
30 - 60 Days	0.96%	460	1.42%	$6,565,849.44
61 - 90 Days	0.18%	87	0.27%	$1,263,915.48
91 + Days	0.06%	28	0.07%	$341,586.45
		48,128		$463,969,024.19
Total
Delinquent Receivables 61 + days past due	0.24%	115	0.35%	$1,605,501.93
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.34%	169	0.47%	$2,304,123.31
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.41%	207	0.57%	$2,979,651.72
Three-Month Average Delinquency Ratio	0.33%		0.46%

Repossession in Current Period		31		$487,501.12
Repossession Inventory		63		$366,358.16

Charge-Offs
Gross Principal of Charge-Off for Current Period				$655,413.07
Recoveries				$(430,748.89)
Net Charge-offs for Current Period				$224,664.18

Beginning Pool Balance for Current Period				$489,632,102.05

Net Loss Ratio				0.55%
Net Loss Ratio for 1st Preceding Collection Period				0.86%
Net Loss Ratio for 2nd Preceding Collection Period				1.02%
Three-Month Average Net Loss Ratio for Current Period				0.81%

Cumulative Net Losses for All Periods				$8,764,855.95
Cumulative Net Losses as a % of Initial Pool Balance				0.63%

Principal Balance of Extensions				$1,810,383.62
Number of Extensions				122

The undersigned hereby certifies that the foregoing information is complete and that no Servicer Termination Event has occurred.

HYUNDAI CAPITAL AMERICA, AS SERVICER

By:
Name:	Sukjin Oh
Title:	Treasurer
Date:	3/10/2014

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